Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2018	2017	2016
	$m	$m	$m
At 1 January	103	99	85
Additions	187	76	65
Share of after tax losses	(113)	(55)	(33)
Unrecognised profit on transactions with joint ventures	(64)	(27)	–
Exchange adjustments	(24)	10	(18)
At 31 December	89	103	99

Schedule of summarised financial information for the associate and joint venture entities

	2018	2017	2016
	$m	$m	$m
Non-current assets	260	207	144
Current assets	233	158	128
Total liabilities	(71)	(41)	(20)
Net assets	422	324	252
Amount attributable to AstraZeneca	104	117	125
Exchange adjustments	(15)	(14)	(26)
Carrying value of investments in associate and joint ventures	89	103	99